SHAREHOLDERS' EQUITY (Tables 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule Of Assumptions Used
	December 31, 2014	December 31, 2013
Expected life (in years)	6	6
Expected volatility	224.42% - 236.78%	235.7% - 240.6%
Average risk free interest rate	1.69% - 2.02%	1.71% - 2.10%
Dividend yield	0%	0%

Schedule of Share-based Compensation, Stock Options
	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2014	113,000	$0.37	9.5	$-
Granted	51,500	$0.12	9.7	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at September 30, 2015	164,500	$0.29	9.0	-
Vested at September 30, 2015	164,500	$0.29	9.0	$-

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2012	-	$-	-	$-
Granted	51,000	0.46	9.8	1,200
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	(30,000)	-	-	-
Outstanding at December 31, 2013	21,000	$0.64	9.9	$-
Vested at December 31, 2013	21,000	$0.64	9.9	$-
Granted	92,000	0.31	9.6	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2014	113,000	$0.37	9.5	$-
Vested at December 31, 2014	113,000	$0.37	9.5	$-

Schedule of Share-based Compensation, Restricted Stock Units
Stock Units
Outstanding at December 31, 2012	-
Granted	7,061,250
Expired	-
Cancelled	(750,000)
Forfeited	-
Outstanding at December 31, 2013	6,311,250
Vested at December 31, 2013	4,083,333
Granted	1,958,989
Expired	-
Cancelled	-
Forfeited	-
Outstanding at December 31, 2014	8,270,239
Vested at December 31, 2014	7,228,565

Schedule of Warrant activity

September 30, 2015
Warrant liability
Beginning Balance December 31, 2014	$-
Initial Fair Value of Derivative Liability with January 2015 Non-Convertible Debentures	149,998
Initial Fair Value of Derivative Liability with the February 2014 Convertible Debentures	76,299
Change in Fair Value	28,864
Ending Balance	$255,161

Derivative liabilities
Beginning Balance December 31, 2014	$-
Value of Derivative Liability with the 3rd quarter 2015 Convertible Debentures	901,784
Change in Fair Value	(345,242)
Ending Balance	$556,542

Warrant [Member]
Schedule Of Assumptions Used
September 30, 2015
Expected life (in years)	4.3
Expected volatility	226%
Average risk free interest rate	1.15%
Dividend yield	0%

Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Assumptions Used
September 30, 2015
Stock price	$0.07 - $0.16
Strike price	$0.15
Expected life (in years)	1 year
Expected volatility	101-119%
Average risk free interest rate	0.28 – 0.39%

At September 30, 2015, the estimated Level 3 fair values of the embedded conversion feature liabilities measured on a recurring basis are as follows:

	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$556,542	$-	$-	$556,542	$556,542

Schedule of Warrant activity
September 30, 2015
Balance at December 31, 2014	$-
Additions during period	901,784
(Gain)/Loss on change in fair value	(345,242)
Transfers in and out of Level 3	-
Balance at September 30, 2015	$556,542

Employee Stock Option [Member]
Schedule Of Assumptions Used
Expected life (in years)	6.0
Expected volatility	219.31%
Average risk free interest rate	1.54%
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options
Restricted Stock Units
Outstanding at December 31, 2014	8,270,239
Granted	11,046,862
Converted	(500,000)
Cancelled	(570,000)
Outstanding at September 30, 2015	18,247,101
Vested at September 30, 2015	13,459,600